Segment information (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Segment information
Number of reportable segment	1
Product revenues
Product revenues	$ 1,680,560,853	$ 690,057,249	$ 226,291,723
Other revenues	16,111,882	2,055,715	851,153
Total net revenues	1,696,672,735	692,112,964	227,142,876
Apparel
Product revenues
Product revenues	757,132,824	296,463,332
Shoes and bags
Product revenues
Product revenues	245,095,274	84,801,417
Cosmetics
Product revenues
Product revenues	107,069,891	75,221,908
Sportswear and sporting goods
Product revenues
Product revenues	140,340,540	70,721,110
Home goods and other lifestyle products
Product revenues
Product revenues	143,484,624	68,810,873
Toys, kids and baby
Product revenues
Product revenues	89,129,541	34,544,067
Other goods
Product revenues
Product revenues	$ 198,308,159	$ 59,494,542